Stock-based compensation (Details Textual) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CAD ($) $ / shares shares	Sep. 30, 2017 USD ($)
Proceeds from Stock Options Exercised	$ 133	$ 166,050	$ 199
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	1,905,000	1,905,000
Maximum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.47
Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.26
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	360,000	360,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.43
Stock Issued During Period, Shares, New Issues | shares	545,390	545,390
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.47
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 0.26